Document and Entity Information	Jul. 01, 2022
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 01, 2022
Entity File Number	001-32936
Entity Registrant Name	HELIX ENERGY SOLUTIONS GROUP, INC.
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	95-3409686
Entity Address, Address Line One	3505 West Sam Houston Parkway North
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77043
City Area Code	281
Local Phone Number	618-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	HLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000866829
Amendment Flag	true
Amendment Description	As previously reported, on July 1, 2022, Helix Energy Solutions Group, Inc. ("Helix") completed the previously announced acquisition of the Alliance group of companies (collectively, "Alliance"), pursuant to which Helix purchased all of the equity interests of Alliance (the "Acquisition"). The Acquisition was made pursuant to an Equity Purchase Agreement (the "Purchase Agreement"), dated May 16, 2022, by and among Helix Alliance Decom, LLC, a Delaware limited liability company ("Purchaser"), a wholly owned subsidiary of Helix, Stephen J. Williams, an individual resident of the State of Louisiana ("Seller"), and Helix (solely for purposes of Sections 1.05(d) (earn out consideration) and 6.14 (guarantee of Purchaser's obligation)).This Current Report on Form 8-K/A (this "Amendment No. 1") amends and supplements Item 9.01 of the Current Report on Form 8-K filed by Helix with the U.S. Securities and Exchange Commission on July 1, 2022 (the "Original Form 8-K") to provide certain historical and pro forma financial information as required by Items 9.01(a) and 9.01(b) of Form 8-K and permitted to be filed by amendment to the Original Form 8-K pursuant to Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K, respectively. Except for the filing of such information, this Amendment No. 1 does not modify or update other disclosures in, or exhibits to, the Original Form 8-K and accordingly should be read in conjunction with the Original Form 8-K. The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only and is not necessarily indicative of the combined financial position or results of operations that would have been realized had the Acquisition occurred as of the dates indicated, nor is it meant to be indicative of any anticipated combined financial position or future results of operations that Helix will experience after the Acquisition.The information previously reported in or filed with the Original Form 8-K is hereby incorporated by reference into this Amendment No. 1.